As filed with the Securities and Exchange Commission on August 12, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  (811-09088)

Empiric Funds, Inc.
(Exact name of registrant as specified in charter)

6300 Bridgepoint Parkway, Building II, Suite 105, Austin, TX 78730
(Address of principal executive offices) (Zip code)

Mark A. Coffelt
6300 Bridgepoint Parkway, Building II, Suite 105, Austin, TX 78730
(Name and address of agent for service)

800-880-0324
Registrant's telephone number, including area code

Date of fiscal year end: 09/30/2009

Date of reporting period:  06/30/2009

Item 1. Schedule of Investments.

Empiric Core Equity Fund
Schedule of Investments
June 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 92.66%
Consumer Discretionary - 9.88%
Advertising - 0.93%
VisionChina Media, Inc. - ADR *^	58,305	$357,410

Cable & Satellite - 0.97%
Dish Network Corp. *	23,000	372,830

Computer & Electronics Retail - 2.52%
Gamestop Corp. *	44,000	968,440

Education Services - 0.52%
ITT Educational Services, Inc. *	2,000	201,320

Footwear - 2.39%
Deckers Outdoor Corp. *	10,000	702,700
Nike, Inc.	4,127	213,696
		916,396
Internet Retail - 1.43%
PetMed Express, Inc. *	36,500	548,595

Publishing - 1.12%
John Wiley & Sons, Inc.	13,000	432,250
Total Consumer Discretionary (Cost $4,047,363)		3,797,241

Consumer Staples - 6.12%
Distillers & Vintners - 0.97%
Central European Distribution Corp. *	14,000	371,980

Packaged Foods & Meats - 1.01%
HQ Sustainable Maritime Industries, Inc. *	21,000	192,150
McCormick & Co, Inc.	6,000	195,180
		387,330
Personal Products - 4.14%
American Oriental Bioengineering, Inc. *	76,880	406,695
China Sky One Medical, Inc. *	36,620	493,638
Nu Skin Enterprises, Inc. - Class A	45,000	688,500
		1,588,833
Total Consumer Staples (Cost $2,172,271)		2,348,143

Energy - 16.24%
Coal & Consumable Fuels - 1.87%
Alpha Natural Resources, Inc. *	15,000	394,050
Arch Coal, Inc.	21,000	322,770
		716,820
Integrated Oil & Gas - 1.18%
Sasol - ADR ^	13,000	452,660

Oil & Gas Drilling - 5.74%
Atwood Oceanics, Inc. *	23,000	572,930
Diamond Offshore Drilling, Inc.	9,000	747,450
Noble Corporation ^	17,000	514,250
Transocean Ltd. *^	5,000	371,450
		2,206,080
Oil & Gas Equipment & Services - 3.39%
Bolt Technology Corp. *	17,000	191,080
Boots & Coots International Control, Inc. *	120,591	167,622
National-Oilwell, Inc. *	12,000	391,920
North American Energy Partners, Inc. *^	26,826	163,370
Oil States International, Inc. *	16,000	387,360
		1,301,352
Oil & Gas Exploration & Production - 2.86%
BMB Munai, Inc. *	40,427	44,874
Dorchester Minerals LP	10,646	241,664
Double Eagle Petroleum Co. *	22,502	112,060
Petroleum Development Corp. *	22,000	345,180
Plains Exploration & Production Co. *	13,000	355,680
		1,099,458
Oil & Gas Storage & Transportation - 1.20%
Capital Product Partners LP - ADR ^	200	1,804
Frontline Ltd. ^	13,000	316,680
Martin Midstream Partners LP	2,409	49,721
Torm A/S - ADR ^	9,000	92,700
		460,905
Total Energy (Cost $6,344,929)		6,237,275

Financials - 13.35%
Consumer Finance - 3.60%
Ezcorp, Inc. *	60,000	646,800
World Acceptance Corp. *	37,000	736,670
		1,383,470
Diversified Banks - 1.44%
Banco Macro Bansud SA - ADR *^	25,880	418,997
Grupo Financiero Galicia SA - ADR *^	41,379	136,137
		555,134
Investment Banking & Brokerage - 0.85%
BGC Partners, Inc.	85,700	324,803

Life & Health Insurance - 3.55%
Aflac, Inc.	27,000	839,430
American Equity Investment Life Holding Co.	94,000	524,520
		1,363,950
Mortgage REIT's - 1.19%
Hatteras Financial Corp.	16,000	457,440

Property & Casualty Insurance - 1.23%
Tower Group, Inc.	19,000	470,820

Specialized Finance - 1.49%
Life Partners Holdings, Inc.	40,400	572,872
Total Financials (Cost $4,661,178)		5,128,489

Health Care - 18.25%
Biotechnology - 1.41%
Biogen Idec, Inc. *	11,000	496,650
Cubist Pharmaceuticals, Inc.	2,316	42,452
Oncothyreon, Inc. *	278	1,040
		540,142
Health Care Equipment - 2.60%
Exactech, Inc. *	10,736	155,672
Greatbatch, Inc.	141	3,188
Hologic, Inc. *	59,000	839,570
		998,430
Health Care Facilities - 3.58%
Psychiatric Solutions, Inc. *	48,472	1,102,253
US Physical Therapy, Inc. *	18,601	274,365
		1,376,618
Health Care Services - 1.38%
Allion Healthcare, Inc. *	4,700	27,965
Amedisys, Inc. *	13,000	429,260
Odyssey HealthCare, Inc. *	7,173	73,739
		530,964
Health Care Supplies - 3.04%
Alcon, Inc. ^	9,000	1,045,080
Immucor, Inc. *	9,000	123,840
		1,168,920
Life Sciences Tools & Services - 1.37%
ICON PLC - ADR *^	24,400	526,552

Managed Health Care - 1.16%
Healthspring, Inc. *	40,940	444,608

Pharmaceuticals - 3.71%
Endo Pharmaceuticals Holdings, Inc. *	32,000	573,440
Johnson & Johnson	15,000	852,000
		1,425,440
Total Health Care (Cost $6,728,628)		7,011,674

Industrials - 10.38%
Aerospace & Defense - 4.24%
Alliant Techsystems, Inc. *	9,000	741,240
L-3 Communications Holdings, Inc.	7,000	485,660
Raytheon Co.	9,000	399,870
		1,626,770
Construction & Farm Machinery & Heavy Trucks - 1.24%
Bucyrus International, Inc. - Class A	13,000	371,280
Titan International, Inc.	14,258	106,507
		477,787
Industrial Machinery - 1.25%
CIRCOR International, Inc.	20,400	481,644

Marine - 2.88%
Freeseas, Inc. ^	58,500	126,945
Oceanfreight, Inc. ^	221,000	333,710
Paragon Shipping, Inc. ^	97,700	356,605
Ultrapetrol Bahamas Ltd. *^	65,052	288,180
		1,105,440
Research & Consulting Services - 0.77%
VSE Corp.	11,279	295,059
Total Industrials (Cost $4,301,318)		3,986,700

Materials - 6.51%
Chemicals Agricultural & Fertilizers - 2.24%
Agrium, Inc. ^	8,000	319,120
The Mosaic Company	12,000	531,600
Yara International ASA - ADR ^	300	8,389
		859,109
Diversified Metals & Mining - 3.06%
Anglo American PLC - ADR ^	58,000	849,120
Rio Tinto PLC - ADR ^	2,000	327,740
		1,176,860
Steel - 1.21%
Cliffs Natural Resources, Inc.	14,000	342,580
Friedman Industries, Inc.	22,525	122,311
		464,891
Total Materials (Cost $2,532,140)		2,500,860

Technology - 11.93%
Application Software - 2.80%
Adobe Systems, Inc. *	25,000	707,500
Nuance Communications, Inc.	30,525	369,353
		1,076,853
Computer Hardware - 3.21%
Cray, Inc. *	48,989	386,033
International Business Machines Corp.	8,101	845,907
		1,231,940
Data Processing & Outsourced Services - 0.59%
TNS, Inc. *	12,100	226,875

Electronic Equipment Manufacturers - 1.34%
China Security & Surveillance Technology, Inc. *	51,621	389,222
MTS Systems Corp.	6,000	123,900
		513,122
Home Entertainment Software - 0.97%
The 9 Ltd. - ADR ^	36,701	372,515

Internet Software & Services - 0.02%
Web Com Group, Inc. *	1,500	8,445

IT Consulting & Other Services - 0.63%
China Information Security Technology, Inc. *	50,100	143,286
Satyam Computer Services Ltd. - ADR ^	32,000	99,520
		242,806
Semiconductors - 1.26%
LDK Solar Co Ltd. - ADR *^	43,000	485,040

Systems Software - 1.11%
Telecommunication Systems, Inc. *	60,000	426,600
Total Technology (Cost $5,003,540)		4,584,196
TOTAL COMMON STOCKS (Cost $35,791,367)		$35,594,578

PARTNERSHIPS - 0.31%
Great Northern Iron Ore Properties	1,385	119,803
TOTAL PARTNERSHIPS (Cost $114,669)		$119,803

TRUSTS - 2.92%
Dominion Resources Black Warrior Trust	4,734	74,797
Enerplus Resources Fund ^	18,000	386,820
Mesabi Trust	36,419	404,251
North European Oil Royalty Trust	4,000	128,400
Sabine Royalty Trust	2,849	127,607
TOTAL TRUSTS (Cost $1,126,919)		$1,121,875

SHORT TERM INVESTMENTS - 0.94%
Money Market Fund - 0.94%
Fidelity Instituational Money Market Portfolio	362,134	$362,134
TOTAL SHORT TERM INVESTMENTS (Cost $362,134)		$362,134
Total Investments (Cost $37,395,089) - 96.83%		$37,198,390
Other Assets in Excess of Liabilities - 3.17%		1,215,926
TOTAL NET ASSETS - 100.00%		$38,414,316

Footnotes
Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
*	Non Income Producing
^	Foreign Issued Security

The cost basis of investments for federal income tax purposes at June 30, 2009 was as follows**:

	Cost of investments	$37,395,089
	Gross unrealized appreciation	2,685,607
	Gross unrealized depreciation	(2,882,306)
	Net unrealized appreciation	$(196,699)

**Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Valuation Measurements
Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (SFAS 157) establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.  SFAS 157 requires additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted prices in active markets for identical securities.
•	Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2009:

	Level 1	Level 2	Level 3	Total
Equity
Consumer Discretionary	$3,797,241	$-	$-	$3,797,241
Consumer Staples	2,348,143	-	-	2,348,143
Energy	6,237,275	-	-	6,237,275
Financials	5,128,489	-	-	5,128,489
Health Care	7,011,674	-	-	7,011,674
Industrials	3,986,700	-	-	3,986,700
Materials	2,500,860	-	-	2,500,860
Technology	4,584,196	-	-	4,584,196
Total Equity	35,594,578	-	-	35,594,578

Partnerships	119,803	-	-	119,803

Trusts	1,121,875	-	-	1,121,875

Short-Term Investments	362,134	-	-	362,134

Total Investments in Securities	$37,198,390	-	-	$37,198,390

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Empiric Funds, Inc.

By (Signature and Title) /s/Mark A. Coffelt
Mark A. Coffelt, President

Date   8/10/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/Mark A. Coffelt
Mark A. Coffelt,
Chief Executive Officer and Chief Financial Officer

Date 8/10/09